SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Purchase Commitment [Line Items]
Total	$ 96,772	$ 98,434
Spare Parts [Member]
Long-Term Purchase Commitment [Line Items]
Total	63,842	66,615
Chemicals [Member]
Long-Term Purchase Commitment [Line Items]
Total	$ 32,930	$ 31,819